Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 14.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which derivative cash flows are determined.

Table 14.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2022			December 31, 2021
	Notional or contractual amount	Fair value		Notional or contractual amount	Fair value
		Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$263,876	670	579	153,993	2,212	327
Commodity contracts	1,681	9	25	1,739	26	3
Foreign exchange contracts	15,544	161	1,015	24,949	281	669
Total derivatives designated as qualifying hedging instruments		840	1,619		2,519	999
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts	65,727	410	253	142,234	40	41
Equity contracts (1)	3,884	—	260	26,263	1,493	1,194
Foreign exchange contracts	38,139	490	968	28,192	395	88
Credit contracts	290	14	—	290	7	—
Subtotal		914	1,481		1,935	1,323
Customer accommodation trading and other derivatives:
Interest rate contracts	10,156,300	40,006	42,641	7,976,534	20,286	17,435
Commodity contracts	96,001	5,991	3,420	74,903	5,939	2,414
Equity contracts (1)	390,427	9,573	8,012	321,863	16,278	17,827
Foreign exchange contracts	1,475,224	21,562	24,703	560,049	5,912	5,915
Credit contracts	45,359	52	36	38,318	39	43
Subtotal		77,184	78,812		48,454	43,634
Total derivatives not designated as hedging instruments		78,098	80,293		50,389	44,957
Total derivatives before netting		78,938	81,912		52,908	45,956
Netting		(56,164)	(61,827)		(31,430)	(36,532)
Total		$22,774	20,085		21,478	9,424
(1)    In first quarter 2022, we prospectively reclassified certain equity securities and related economic hedge derivatives from “not held for trading activities” to “held for trading activities” to better reflect the business activity of those financial instruments. For additional information on Trading Activities, see Note 1 (Summary of Significant Accounting Policies).

Fair Values of Derivative Assets and Liabilities	Table 14.2 provides information on the fair values of derivative assets and liabilities subject to enforceable master netting arrangements, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 18 (Pledged Assets and Collateral).
Table 14.2: Fair Values of Derivative Assets and Liabilities

	December 31, 2022		December 31, 2021
(in millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter (OTC)	$37,000	37,598	20,067	16,654
OTC cleared	649	845	168	192
Exchange traded	262	193	52	28
Total interest rate contracts	37,911	38,636	20,287	16,874
Commodity contracts
OTC	4,833	2,010	5,040	1,249
Exchange traded	876	1,134	557	1,047
Total commodity contracts	5,709	3,144	5,597	2,296
Equity contracts
OTC	4,269	4,475	6,132	9,730
Exchange traded	3,742	2,409	7,493	6,086
Total equity contracts	8,011	6,884	13,625	15,816
Foreign exchange contracts
OTC	21,537	26,127	6,335	6,221
Total foreign exchange contracts	21,537	26,127	6,335	6,221
Credit contracts
OTC	39	22	32	31
Total credit contracts	39	22	32	31
Total derivatives subject to enforceable master netting arrangements, gross	73,207	74,813	45,876	41,238
Less: Gross amounts offset
Counterparty netting (1)	(49,115)	(49,073)	(27,172)	(27,046)
Cash collateral netting	(7,049)	(12,754)	(4,258)	(9,486)
Total derivatives subject to enforceable master netting arrangements, net	17,043	12,986	14,446	4,706
Derivatives not subject to enforceable master netting arrangements	5,731	7,099	7,032	4,718
Total derivatives recognized in consolidated balance sheet, net	22,774	20,085	21,478	9,424
Non-cash collateral	(3,517)	(582)	(1,432)	(412)
Total Derivatives, net	$19,257	19,503	20,046	9,012
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in our consolidated balance sheet, including portfolio level counterparty valuation adjustments related to customer accommodation and other trading derivatives. Counterparty valuation adjustments related to derivative assets were $372 million and $284 million and debit valuation adjustments related to derivative liabilities were $331 million and $158 million as of December 31, 2022 and 2021, respectively, and were primarily related to interest rate contracts.

Gains (Losses) Recognized on Cash Flow Hedging Relationships
Table 14.3 and Table 14.4 show the net gains (losses) related to derivatives in cash flow and fair value hedging relationships, respectively.
Table 14.3: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income			Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Other interest income	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2022
Total amounts presented in the consolidated statement of income and other comprehensive income	$37,715	3,308	(5,505)	N/A	(1,448)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(20)	24	—	4	(4)
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1,524)
Total gains (losses) (pre-tax) on interest rate contracts	(20)	24	—	4	(1,528)
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(10)	(10)	10
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(17)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(10)	(10)	(7)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(20)	24	(10)	(6)	(1,535)
Year Ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$28,634	334	(3,173)	N/A	212
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(137)	—	—	(137)	137
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	7
Total gains (losses) (pre-tax) on interest rate contracts	(137)	—	—	(137)	144
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(6)	(6)	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(19)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(6)	(6)	(13)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(137)	—	(6)	(143)	131
Year ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$34,230	954	(4,471)	N/A	198
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(215)	—	4	(211)	211
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(215)	—	4	(211)	211
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	10
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(8)	(8)	18
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(215)	—	(4)	(219)	229

Gains (Losses) Recognized on Fair Value Hedging Relationships	Table 14.4: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2022
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,781	(2,349)	(5,505)	2,238	N/A	(1,448)
Interest contracts
Amounts related to cash flows on derivatives	143	65	313	—	521	N/A
Recognized on derivatives	3,616	(345)	(18,056)	—	(14,785)	—
Recognized on hedged items	(3,576)	350	17,919	—	14,693	N/A
Total gains (losses) (pre-tax) on interest rate contracts	183	70	176	—	429	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(189)	—	(189)	N/A
Recognized on derivatives	—	—	(1,120)	(1,021)	(2,141)	87
Recognized on hedged items	—	—	1,097	1,005	2,102	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(212)	(16)	(228)	87
Commodity contracts
Recognized on derivatives	—	—	—	57	57	—
Recognized on hedged items	—	—	—	(43)	(43)	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	14	14	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$183	70	(36)	(2)	215	87
Year Ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$9,253	(388)	(3,173)	3,734	N/A	212
Interest contracts
Amounts related to cash flows on derivatives	(253)	289	2,136	—	2,172	N/A
Recognized on derivatives	1,129	(336)	(6,351)	—	(5,558)	—
Recognized on hedged items	(1,117)	333	6,288	—	5,504	N/A
Total gains (losses) (pre-tax) on interest rate contracts	(241)	286	2,073	—	2,118	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	57	—	10	—	67	N/A
Recognized on derivatives	4	—	(516)	(99)	(611)	81
Recognized on hedged items	(3)	—	438	82	517	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	58	—	(68)	(17)	(27)	81
Commodity contracts
Recognized on derivatives	—	—	—	113	113	—
Recognized on hedged items	—	—	—	(124)	(124)	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	(11)	(11)	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$(183)	286	2,005	(28)	2,080	81
Year ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,234	(2,804)	(4,471)	3,847	N/A	198
Interest contracts
Amounts related to cash flows on derivatives	(338)	503	1,704	—	1,869	N/A
Recognized on derivatives	(1,261)	161	6,691	—	5,591	—
Recognized on hedged items	1,317	(151)	(6,543)	—	(5,377)	N/A
Total gains (losses) (pre-tax) on interest rate contracts	(282)	513	1,852	—	2,083	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	52	—	(139)	—	(87)	N/A
Recognized on derivatives	(1)	—	261	1,591	1,851	(31)
Recognized on hedged items	2	—	(201)	(1,575)	(1,774)	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	53	—	(79)	16	(10)	(31)
Commodity contracts
Recognized on derivatives	—	—	—	(11)	(11)	—
Recognized on hedged items	—	—	—	27	27	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	16	16	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$(229)	513	1,773	32	2,089	(31)

Hedged Items in Fair Value Hedging Relationships
Table 14.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 14.5: Hedged Items in Fair Value Hedging Relationships

	Hedged items currently designated		Hedged items no longer designated
(in millions)	Carrying amount of assets/(liabilities) (1)(2)	Hedge accounting basis adjustment assets/(liabilities) (3)	Carrying amount of assets/(liabilities) (2)	Hedge accounting basis adjustment assets/(liabilities)
December 31, 2022
Available-for-sale debt securities (4)	$39,423	(3,859)	16,100	722
Other assets	1,663	38	—	—
Deposits	(41,687)	205	(10)	—
Long-term debt	(130,997)	13,862	(5)	—
December 31, 2021
Available-for-sale debt securities (4)	$24,144	(559)	17,962	965
Other assets	1,156	(58)	—	—
Deposits	(10,187)	(144)	—	—
Long-term debt	(138,801)	(5,192)	—	—
(1)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $739 million and for long-term debt is $0 million as of December 31, 2022, and $873 million for debt securities and $(2.7) billion for long-term debt as of December 31, 2021.
(2)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(3)The balance includes $39 million and $334 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2022, respectively, and $136 million and $188 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2021, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Carrying amount represents the amortized cost.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments
Table 14.6 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.
Table 14.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income				Noninterest expense
(in millions)	Mortgage banking	Net gains from trading and securities	Other	Total	Personnel expense
Year Ended December 31, 2022
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(1,040)	—	(83)	(1,123)	—
Equity contracts (2)	—	—	10	10	877
Foreign exchange contracts	—	—	547	547	—
Credit contracts	—	—	6	6	—
Subtotal	(1,040)	—	480	(560)	877
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	(1,079)	9,742	—	8,663	—
Commodity contracts	—	390	—	390	—
Equity contracts (2)	—	4,652	(286)	4,366	—
Foreign exchange contracts	—	1,177	—	1,177	—
Credit contracts	—	(27)	—	(27)	—
Subtotal	(1,079)	15,934	(286)	14,569	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$(2,119)	15,934	194	14,009	877
Year Ended December 31, 2021
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(51)	—	(11)	(62)	—
Equity contracts	—	495	(1)	494	(611)
Foreign exchange contracts	—	—	335	335	—
Credit contracts	—	—	(12)	(12)	—
Subtotal	(51)	495	311	755	(611)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	62	1,217	—	1,279	—
Commodity contracts	—	133	—	133	—
Equity contracts	—	(4,549)	(444)	(4,993)	—
Foreign exchange contracts	—	827	—	827	—
Credit contracts	—	(93)	—	(93)	—
Subtotal	62	(2,465)	(444)	(2,847)	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$11	(1,970)	(133)	(2,092)	(611)
Year ended December 31, 2020
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,787	—	(93)	2,694	—
Equity contracts	—	(1,167)	(25)	(1,192)	(778)
Foreign exchange contracts	—	—	(455)	(455)	—
Credit contracts	—	—	14	14	—
Subtotal	2,787	(1,167)	(559)	1,061	(778)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	1,964	(1,021)	—	943	—
Commodity contracts	—	446	—	446	—
Equity contracts	—	(436)	(334)	(770)	—
Foreign exchange contracts	—	89	—	89	—
Credit contracts	—	(1)	—	(1)	—
Subtotal	1,964	(923)	(334)	707	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$4,751	(2,090)	(893)	1,768	(778)
(1)Mortgage banking amounts for the years ended 2022, 2021 and 2020 are comprised of gains (losses) of $(3.5) billion, $(1.2) billion and $4.6 billion, respectively, related to derivatives used as economic hedges of MSRs measured at fair value offset by gains (losses) of $2.5 billion, $1.2 billion and $(1.8) billion, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.
(2)In first quarter 2022, we prospectively reclassified certain equity securities and related economic hedge derivatives from “not held for trading activities” to “held for trading activities” to better reflect the business activity of those financial instruments. For additional information on Trading Activities, see Note 1 (Summary of Significant Accounting Policies).

Sold Credit Derivatives
Table 14.7 provides details of sold credit derivatives.

Table 14.7: Sold Credit Derivatives

	Notional amount
(in millions)	Protection sold	Protection sold – non-investment grade
December 31, 2022
Credit default swaps	$12,733	1,860
Risk participation swaps	6,728	6,518
Total credit derivatives	$19,461	8,378
December 31, 2021
Credit default swaps	$8,033	1,982
Risk participation swaps	6,756	6,012
Total credit derivatives	$14,789	7,994

Credit-Risk Contingent Features	Table 14.8 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 14.8: Credit-Risk Contingent Features

(in billions)	Dec 31, 2022	Dec 31, 2021
Net derivative liabilities with credit-risk contingent features	$20.7	12.2
Collateral posted	17.4	11.0
Additional collateral to be posted upon a below investment grade credit rating (1)	3.3	1.2
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.